Rule 497(e)
Registration Nos. 333-201473 and 811-22926

Elkhorn ETF Trust

Elkhorn Fundamental Commodity Strategy ETF
(the “Fund”)

Supplement To the Fund’s Prospectus and Statement of Additional Information
 Dated September 6, 2016

Dated March 15, 2017

Effective immediately, the number of Fund Shares required for a Creation Unit of the Fund will change from 200,000 to 50,000.  As a result, all references in the Prospectus and Statement of Additional Information to the number of Fund Shares required for a Creation Unit are updated accordingly.

Please Keep This Supplement With Your Prospectus and Statement of Additional Information For Future Reference